Inventories - Schedule of Real Estate Work in Progress (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [line items]
Work in progress - Real estate	S/ 164,514	S/ 158,010
Los Parques de Comas [member]
Disclosure of inventories [line items]
Work in progress - Real estate	66,114	77,757
Los Parques del Callao [member]
Disclosure of inventories [line items]
Work in progress - Real estate	26,613	35,549
Los Parques de Piura [member]
Disclosure of inventories [line items]
Work in progress - Real estate	9,514	5,658
Los Parques del Mar [member]
Disclosure of inventories [line items]
Work in progress - Real estate	44,683	32,183
Los Parques de Carabayllo III [Member]
Disclosure of inventories [line items]
Work in progress - Real estate	10,266
Inmobiliaria Pezet 417 S.A.C. [member]
Disclosure of inventories [line items]
Work in progress - Real estate	4,459	4,091
Others [member]
Disclosure of inventories [line items]
Work in progress - Real estate	S/ 2,865	S/ 2,772